FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables categorize the Plan’s investments that were measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	Investments Measured at Fair Value on a Recurring Basis as of December 31, 2025
	Total Fair Value	Level 1	Level 2	Level 3
Common stock	$82,454,473	$82,454,473	$—	$—
Mutual funds	583,812,852	583,812,852	—	—
Total investments measured at fair value	$666,267,325	$666,267,325	$—	$—

	Investments Measured at Fair Value on a Recurring Basis as of December 31, 2024
	Total Fair Value	Level 1	Level 2	Level 3
Common stock	$72,082,995	$72,082,995	$—	$—
Mutual funds	487,950,205	487,950,205	—	—
Total investments measured at fair value	$560,033,200	$560,033,200	$—	$—